Derivative Instruments - Interest Rate Swap/Caps (Details) - Interest Rate Swap $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Fair Value of Derivative Instruments
Weighted Average Fixed Leg (Pay) Interest Rate	2.47%
Weighted Average Remaining Term	4 years 4 months 24 days
Interest rate swaps average remaining maturity, increase	5 years 3 months 18 days
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Notional Amount (in millions)	$ 1,780.0
Net notional amount of interest rate agreement, increase	$ 300.0